Condensed consolidated statements of operations - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Sales (including 5,457 and 4,902 of sales to related parties for the six months ended, June 30, 2022 and June 30, 2021, respectively)	$ 43,978	$ 35,536
Cost of sales (including depreciation and amortization of 1,316 and 1,221 and purchases from related parties of 1,341 and 1,150 for the six months ended June 30, 2022 and June 30, 2021, respectively)	33,928	27,402
Gross margin	10,050	8,134
Selling, general and administrative expenses	1,123	1,061
Operating income	8,927	7,073
Income from investments in associates, joint ventures and other investments	1,137	1,043
Financing costs - net	(427)	(594)
Income before taxes	9,637	7,522
Income tax expense (note 6)	(1,381)	(946)
Net income (including non-controlling interests)	8,256	6,576
Net income attributable to:
Equity holders of the parent	8,048	6,290
Non-controlling interests	$ 208	$ 286
Earnings per common share (in U.S. dollar):
Basic (in USD per share)	$ 8.53	$ 5.40
Diluted (in USD per share)	$ 8.51	$ 5.39
Weighted average common shares outstanding (in millions):
Basic (in shares)	944	1,165
Diluted (in shares)	946	1,168